Accounts payable, accrued expenses and other liabilities (Details) - Schedule of accounts payable, accrued expenses and other liabilities - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Accounts Payable Accrued Expenses And Other Liabilities Abstract
Accounts payable to suppliers	$ 9,952	$ 12,986
Accrued bonus and staff costs	20,356	20,742
Other deposits	1,301	1,793
Other taxes payable (note)	397	881
Accrued professional fees	2,012	3,007
Accrued marketing expenses	189	75
Others	1,027	1,082
Total	$ 35,234	$ 40,566